UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Stadia Capital, L.L.C.

Address:    780 Third Avenue, 9th Floor
            New York, NY 10022

13F File Number: 28-10363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Rogers
Title:      Chief Financial Officer
Phone:      (212) 872-3900

Signature, Place and Date of Signing:


/s/ John A. Rogers                New York, N.Y.               May  7, 2003
-----------------------     --------------------------     -------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                  NONE

      [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total: $ 193,061
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                        NONE

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE
              COLUMN 1                   COLUMN 2    COLUMN 3     COLUMN 4      COLUMN 5     COLUMN 6   COLUMN 7      COLUMN 8
                                                                               SHRS   SH/     INVEST-    OTHER
                                                                                OR    PUT/    MENT       OTHER    VOTING AUTHORITY
                                           TITLE                   VALUE       PRN    PRN     DISCRE-    MAN-    -------------------
           NAME OF ISSUER                OF CLASS      CUSIP      (x$1000)     AMT    CALL    TION       AGERS   SOLE   SHARED  NONE
4 KIDS ENTERTAINMENT INC                   COM       350865101       $1,298    10000           SOLE        N/A     X
ARCH COAL INC                              COM       039380100       $3,422    80000           SOLE        N/A     X
ARGOSY GAMING CO                           COM       040228108       $1,998    00000           SOLE        N/A     X
BELLSOUTH CORPORATION                      COM       079860102       $7,585    50000           SOLE        N/A     X
BERKLEY W R CORP.                          COM       084423102       $4,285    00000           SOLE        N/A     X
BLOCKBUSTER INC CLASS A                    COM       093679108       $4,275    50000           SOLE        N/A     X
BP PLC SPONSORED                      SPONSORED ADR  055622104       $3,859    00000           SOLE        N/A     X
CBRL GROUP INC                             COM       12489V106       $1,373    50000           SOLE        N/A     X
CITIGROUP INCORPORATED                     COM       172967101       $4,306    25000           SOLE        N/A     X
DOLLAR GENL CORP                           COM       256669102       $5,800    75000           SOLE        N/A     X
DOMINION RESOURCES, INC.                   COM       25746U109       $6,921    25000           SOLE        N/A     X
DOUBLECLICK, INC.                          COM       258609304       $1,166    50000           SOLE        N/A     X
DR HORTON INC                              COM       23331A109       $2,880    50000           SOLE        N/A     X
ELECTRONICS BOUTIQUE HOLDINGS CORP         COM       286045109       $4,617    75000           SOLE        N/A     X
EMMIS COMMUNICATIONS CORP CL-A             COM       291525103       $1,266    75000           SOLE        N/A     X
ENSCO INTERNATIONAL INC                    COM       26874Q100       $4,209    65000           SOLE        N/A     X
EXELON CORP                                COM       30161N101       $3,529    70000           SOLE        N/A     X
FLEET BOSTON FINANCIAL CORP (NEW)          COM       339030108       $4,776    00000           SOLE        N/A     X
FOOT LOCKER, INC.                          COM       344849104       $2,140    00000           SOLE        N/A     X
GAMESTOP CORP                              COM       36466R101       $5,040    20000           SOLE        N/A     X
GOLDMAN SACHS GROUP, INC.(THE)             COM       38141G104       $4,085    60000           SOLE        N/A     X
HOLLYWOOD ENTERTAINMENT CORP               COM       436141105       $3,998    50000           SOLE        N/A     X
HOME DEPOT INC                             COM       437076102       $5,481    25000           SOLE        N/A     X
HOTELS.COM                                 COM       44147T108       $2,307    40000           SOLE        N/A     X
IBERIABANK CORP                            COM       450828108       $2,849    70000           SOLE        N/A     X
ISTAR FINL INC                             COM       45031U101       $5,251    80000           SOLE        N/A     X
LENNAR CORPORATION                         COM       526057104       $4,016    75000           SOLE        N/A     X
MASSEY ENERGY CORP                         COM       576206106       $1,645    75000           SOLE        N/A     X
MAVERICK TUBE CORP.                        COM       577914104       $3,348    80000           SOLE        N/A     X
MC DONALDS CORP                            COM       580135101       $4,338    00000           SOLE        N/A     X
METRO GOLDWYN-MAYER INC                    COM       591610100       $2,625    50000           SOLE        N/A     X
MGM MIRAGE                                 COM       552953101       $1,755    60000           SOLE        N/A     X
MIDWAY GAMES INC                           COM       598148104         $993    00000           SOLE        N/A     X
NAVIGANT INTERNATIONAL INC                 COM       63935R108       $1,055    00000           SOLE        N/A     X
NETBANK INC                                COM       640933107       $2,323    50000           SOLE        N/A     X
PACIFIC SUNWEAR OF CALIFORNIA INC          COM       694873100       $1,018    50000           SOLE        N/A     X
PENN NATIONAL GAMING INC                   COM       707569109       $5,325    00000           SOLE        N/A     X
PIER 1 IMPORTS INC (DELAWARE)              COM       720279108       $1,586    00000           SOLE        N/A     X
PLATINUM UNDERWRITERS HLDGS                COM       G7127P100       $1,268    50000           SOLE        N/A     X
PNC FINL SVCS GROUP INC                    COM       693475105       $4,238    00000           SOLE        N/A     X
PROSPERITY BANCSHARES INC                  COM       743606105       $2,155    30000           SOLE        N/A     X
PROVIDIAN FINANCIAL CORP                   COM       74406A102       $4,592    00000           SOLE        N/A     X
PUBLIC-SVC ENTERPRISE GROUP HOLDING CO     COM       744573106       $3,669    00000           SOLE        N/A     X
SCOTTISH ANNTY & LIFE HDGS LTDORD          ORD       G7885T104       $3,484    00000           SOLE        N/A     X
SHUFFLE MASTER                             COM       825549108       $4,332    15000           SOLE        N/A     X
SINCLAIR BROADCAST GROUP INC               COM       829226109       $1,965    50000           SOLE        N/A     X
SONIC CORP                                 COM       835451105       $1,347    52900           SOLE        N/A     X
SOVEREIGN BANCORP INC                      COM       845905108       $2,770    00000           SOLE        N/A     X
SPANISH BROADCASTING SYSTEM INC CL-A C    CL A       846425882       $2,702    40000           SOLE        N/A     X
TARGET CORP                                COM       87612E106       $2,926    00000           SOLE        N/A     X
THQ INC (NEW)                              COM       872443403       $2,612    00000           SOLE        N/A     X
TOLL BROTHERS INC                          COM       889478103       $2,606    35000           SOLE        N/A     X
TRAVELERS PROPERTY CASUALTY CORP          CL A       89420G109       $5,988    25000           SOLE        N/A     X
TUESDAY MORNING CORP                     MMON NEW    899035505       $1,476    75000           SOLE        N/A     X
VIACOM INC CL-B                           CL B       925524308       $3,835    05000           SOLE        N/A     X
WET SEAL INC CL-A                         CL A       961840105       $1,278    75000           SOLE        N/A     X
WILLIS GROUP HOLDINGS LTD                  SHS       G96655108      $11,080    00000           SOLE        N/A     X
                                                                    193,061
                                                                (thousands)

03537.0001 #402879